Segments - Segment Data (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	$ 17,057		$ 18,122	$ 33,476	$ 37,906	$ 79,301
Revenues inter-segment	0		0	0	0
Net income/(loss) from equity accounted investments	39	$ 64	13	103	114	291
Total revenues and other income	17,096	16,482	18,135	33,578	38,019	79,593
Purchases (net of inventory variation)	(8,606)	(6,656)	(9,415)	(15,261)	(19,209)	(38,516)
Operating, selling, general and administrative expenses	(2,502)		(2,579)	(5,141)	(5,093)
Depreciation, amortisation and net impairment losses	(2,233)	(2,188)	(1,830)	(4,421)	(4,198)	(9,249)
Exploration expenses	(235)	(268)	(475)	(503)	(724)	(1,405)
Net operating income	3,521	4,732	3,835	8,252	8,795	20,137
Additions to PP&E, intangibles and equity accounted investments	3,432		5,535	6,830	9,713
Impairment reversals		116
Balance sheet information [abstract]
Equity accounted investments	2,870	2,801	2,670	2,870	2,670	2,863
Noncurrent Assets	95,609	$ 93,728	88,918	95,609	88,918	$ 86,452
E&P Norway [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	157		76	160	231
Revenues inter-segment	4,226		5,151	9,205	10,724
Net income/(loss) from equity accounted investments	7		(27)	13	19
Total revenues and other income	4,390		5,200	9,378	10,974
Purchases (net of inventory variation)	0		0	1	1
Operating, selling, general and administrative expenses	(888)		(843)	(1,624)	(1,636)
Depreciation, amortisation and net impairment losses	(945)		(606)	(1,964)	(1,902)
Exploration expenses	(79)		(61)	(193)	(160)
Net operating income	2,478		3,692	5,597	7,277
Additions to PP&E, intangibles and equity accounted investments	1,718		1,359	2,941	4,179
Balance sheet information [abstract]
Equity accounted investments	1,041		1,120	1,041	1,120
E&P International [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	527		561	1,121	1,032
Revenues inter-segment	2,093		2,378	4,298	4,422
Net income/(loss) from equity accounted investments	10		9	22	17
Total revenues and other income	2,630		2,947	5,440	5,471
Purchases (net of inventory variation)	14		2	(25)	(3)
Operating, selling, general and administrative expenses	(805)		(703)	(1,805)	(1,402)
Depreciation, amortisation and net impairment losses	(998)		(1,272)	(1,900)	(2,234)
Exploration expenses	(156)		(414)	(310)	(564)
Net operating income	685		561	1,402	1,267
Additions to PP&E, intangibles and equity accounted investments	1,636		3,905	2,857	5,189
Balance sheet information [abstract]
Equity accounted investments	388		233	388	233
MMP [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	16,315		17,491	32,050	36,634
Revenues inter-segment	127		88	227	110
Net income/(loss) from equity accounted investments	11		6	16	12
Total revenues and other income	16,454		17,586	32,293	36,756
Purchases (net of inventory variation)	(15,065)		(16,685)	(28,532)	(34,050)
Operating, selling, general and administrative expenses	(1,073)		(1,144)	(2,168)	(2,186)
Depreciation, amortisation and net impairment losses	(100)		65	(193)	(26)
Exploration expenses	0		0	0	0
Net operating income	216		(179)	1,401	494
Additions to PP&E, intangibles and equity accounted investments	60		114	547	164
Balance sheet information [abstract]
Equity accounted investments	94		123	94	123
Other [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	59		(6)	145	9
Revenues inter-segment	1		0	2	0
Net income/(loss) from equity accounted investments	10		25	53	65
Total revenues and other income	70		19	199	75
Purchases (net of inventory variation)	0		0	0	0
Operating, selling, general and administrative expenses	63		(69)	62	(156)
Depreciation, amortisation and net impairment losses	(190)		(18)	(364)	(36)
Exploration expenses	0		0	0	0
Net operating income	(57)		(68)	(103)	(118)
Additions to PP&E, intangibles and equity accounted investments	19		157	485	181
Balance sheet information [abstract]
Equity accounted investments	1,347		1,194	1,347	1,194
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	0		0	0	0
Revenues inter-segment	(6,448)		(7,617)	(13,732)	(15,256)
Net income/(loss) from equity accounted investments	0		0	0	0
Total revenues and other income	(6,448)		(7,617)	(13,732)	(15,256)
Purchases (net of inventory variation)	6,445		7,267	13,295	14,843
Operating, selling, general and administrative expenses	202		180	393	288
Depreciation, amortisation and net impairment losses	0		0	0	0
Exploration expenses	0		0	0	0
Net operating income	199		(170)	(44)	(125)
Additions to PP&E, intangibles and equity accounted investments	0		0	0	0
Balance sheet information [abstract]
Equity accounted investments	0		0	0	0
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	9,778		8,951	9,778	8,951
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	82,960		77,296	82,960	77,296
Segments [member] | E&P Norway [member]
Balance sheet information [abstract]
Noncurrent Assets	33,517		32,613	33,517	32,613
Segments [member] | E&P International [member]
Balance sheet information [abstract]
Noncurrent Assets	39,633		38,860	39,633	38,860
Segments [member] | MMP [member]
Balance sheet information [abstract]
Noncurrent Assets	5,362		5,449	5,362	5,449
Segments [member] | Other [member]
Balance sheet information [abstract]
Noncurrent Assets	4,449		375	4,449	375
Segments [member] | Eliminations [member]
Balance sheet information [abstract]
Noncurrent Assets	$ 0		$ 0	$ 0	$ 0